BRK-Q3

Quarterly Report
May 31, 2026
MFS®  Blended Research®  Emerging Markets Equity Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace & Defense – 0.1%
Hindustan Aeronautics Ltd.	5,613	$254,287
Alcoholic Beverages – 1.2%
Ambev S.A.	785,500	$2,541,230
Apparel, Footwear, & Accessories – 0.5%
Chow Tai Fook Jewellery Group	597,800	$838,319
Shenzhou International Group Holdings Ltd.	27,600	163,482
		$1,001,801
Auto & Auto Components – 3.3%
Ford Otomotiv Sanayi A.S.	115,629	$210,584
Geely Automobile Holdings Ltd.	130,000	312,190
Kia Corp.	2,888	324,253
Mahindra & Mahindra Ltd.	65,086	2,086,589
Maruti Suzuki India Ltd.	16,064	2,219,706
PT Astra International Tbk	4,141,800	1,158,870
Yutong Bus Co. Ltd., “A”	123,500	589,351
Zhejiang Leapmotor Technologies Ltd. (a)	32,800	164,483
		$7,066,026
Brokerage & Asset Managers – 0.5%
Investec Ltd.	65,396	$560,514
Korea Investment Holdings Co. Ltd.	1,114	175,564
XP, Inc.	24,668	411,216
		$1,147,294
Business Services – 2.3%
Infosys Ltd.	118,693	$1,450,429
Kanzhun Ltd., ADR	107,479	1,458,490
Tata Consultancy Services Ltd.	81,969	1,949,050
		$4,857,969
Chemicals – 1.4%
Formosa Chemicals & Fibre Corp.	123,000	$195,933
LG Chem Ltd.	862	209,923
Nan Ya Plastics Corp.	76,000	238,004
SABIC Agri-Nutrients Co.	8,280	304,493
Sime Darby Berhad	934,100	490,020
UPL Ltd.	223,821	1,519,155
		$2,957,528
Conglomerates – 1.4%
KOC Holding A.S.	62,459	$255,664
SK Square Co. Ltd.	3,227	2,640,273
		$2,895,937
Construction – 2.2%
Anhui Conch Cement Co. Ltd.	421,500	$1,023,510
CEMEX S.A.B. de C.V., ADR	102,686	1,344,160
Midea Group Co. Ltd., “A”	143,500	1,714,100
Techtronic Industries Co. Ltd.	37,000	549,082
		$4,630,852
Diversified Financial Services – 0.2%
REC Ltd.	100,029	$355,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.1%
Contemporary Amperex Technology Co. Ltd., “A”	24,500	$1,534,745
NARI Technology Co. Ltd., “A”	155,400	571,682
Zhejiang Chint Electrics Co. Ltd., “A”	40,900	176,083
		$2,282,510
Energy - Independent – 3.9%
Bharat Petroleum Corp. Ltd.	532,185	$1,669,941
China Petroleum & Chemical Corp.	1,352,000	745,274
MOL Hungarian Oil & Gas PLC	110,868	1,408,167
Orlen S.A.	18,484	722,490
PetroChina Co. Ltd.	2,252,000	3,129,334
Petronet LNG Ltd.	122,084	348,325
Ultrapar Participacoes S.A.	39,200	201,030
		$8,224,561
Engineering - Construction – 1.4%
Doosan Bobcat, Inc.	34,906	$1,498,619
Samsung E&A Co. Ltd.	40,353	1,416,505
		$2,915,124
Entertainment & Leisure – 4.3%
NetEase, Inc.	90,400	$2,238,977
Tencent Holdings Ltd.	124,600	6,792,114
		$9,031,091
Food & Beverages – 2.0%
AVI Ltd.	186,268	$1,083,261
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	475,564	1,891,422
NongShim Co. Ltd.	1,723	440,182
Orion Corp.	7,880	677,669
PT Indofood Sukses Makmur Tbk	547,900	212,323
		$4,304,857
Global Systemically Important Banks – 2.0%
China Construction Bank Corp.	3,841,000	$4,161,096
Hardware, Peripherals, & Assembly – 18.0%
Asustek Computer, Inc.	8,000	$194,346
Hon Hai Precision Industry Co. Ltd.	482,000	4,446,793
Largan Precision Co. Ltd.	7,000	785,462
Lenovo Group Ltd.	1,662,000	5,089,768
Samsung Electronics Co. Ltd.	62,517	13,150,557
SK hynix, Inc.	9,310	14,412,893
		$38,079,819
Insurance – 2.1%
AIA Group Ltd.	98,400	$1,032,730
China Pacific Insurance Co. Ltd.	140,400	562,897
DB Insurance Co. Ltd.	12,504	1,187,341
Old Mutual Ltd.	981,828	781,708
Samsung Fire & Marine Insurance Co. Ltd.	2,172	820,085
		$4,384,761
Machinery & Tools – 2.1%
AirTAC International Group	11,000	$491,612
Delta Electronics, Inc.	50,000	3,902,572
		$4,394,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 0.2%
Tencent Music Entertainment Group, ADR	41,885	$386,180
Medical & Health Technology & Services – 0.5%
Rede D'Or Sao Luiz S.A.	145,856	$983,640
Metals & Mining – 3.9%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	346,000	481,236
AngloGold Ashanti PLC	8,555	828,466
Baoshan Iron & Steel Co. Ltd., “A”	1,258,200	1,120,912
Caledonia Mining Corp. PLC	6,655	158,123
China Hongqiao Group Ltd.	41,500	148,379
Compania de Minas Buenaventura S.A.A., ADR	5,987	220,860
Gold Fields Ltd.	16,150	638,899
Hindalco Industries Ltd.	91,593	1,086,293
Industries Qatar Q.P.S.C.	304,311	1,010,470
Kumba Iron Ore Ltd.	17,838	356,771
Malco Energy Ltd. (a)	100,965	41,240
Vale S.A.	81,700	1,341,327
Vedanta Aluminium Metal Ltd. (a)	100,965	418,545
Vedanta Iron & Steel Ltd. (a)	100,965	26,324
Vedanta Ltd.	106,913	396,816
		$8,274,661
Network & Telecom – 1.3%
Accton Technology Corp.	36,000	$2,792,613
Non-Global Systemically Important Banks – 11.5%
ABSA Group Ltd.	52,376	$765,985
Bank of Cyprus Holdings PLC	83,364	914,016
Canara Bank Ltd.	517,090	711,951
China Merchants Bank Co. Ltd.	321,500	1,932,225
Credicorp Ltd.	6,418	2,198,999
Emirates NBD Bank PJSC	293,117	2,204,103
Eurobank S.A.	125,917	586,156
Grupo Financiero Banorte S.A. de C.V.	196,126	2,045,199
HDFC Bank Ltd.	267,316	2,095,054
Kasikornbank PLC	236,400	1,460,022
KB Financial Group, Inc.	27,481	2,746,277
National Bank of Greece S.A.	124,570	2,154,049
Nedbank Group Ltd.	25,665	410,403
Power Finance Corp. Ltd.	67,693	305,402
Saudi Awwal Bank	88,567	811,892
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	20,444	1,269,780
Shriram Finance Ltd.	101,153	1,008,495
Turkiye Is Bankasi A.S., “C”	1,320,026	374,567
Union Bank of India Ltd.	133,232	235,442
Yapi Kredi (a)	205,578	147,032
		$24,377,049
Pharmaceuticals & Biotechnology – 2.1%
CSPC Pharmaceutical Group Ltd.	210,000	$200,972
Gedeon Richter PLC	27,462	1,162,073
Kalbe Farma Tbk PT	4,648,500	200,299
Sun Pharmaceutical Industries Ltd.	128,449	2,432,689
WuXi AppTec Co. Ltd., “A”	13,300	199,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
WuXi Biologics (Cayman), Inc. (a)	83,000	$353,101
		$4,548,775
Real Estate – 0.4%
Emaar Development PJSC	208,563	$819,920
Retail & E-commerce – 2.8%
Alibaba Group Holding Ltd.	249,300	$3,845,955
PDD Holdings, Inc., ADR (a)	23,163	1,955,884
Vipshop Holdings Ltd., ADR	8,396	119,391
		$5,921,230
Semiconductor & Electronic Components – 17.2%
ASE Technology Holding Co. Ltd	41,000	$799,700
ASPEED Technology, Inc.	1,000	604,938
MediaTek, Inc.	34,000	4,677,978
Realtek Semiconductor Corp.	19,000	351,790
Taiwan Semiconductor Manufacturing Co. Ltd.	397,000	29,845,813
		$36,280,219
Software – 0.5%
Kingsoft Corp.	232,600	$628,625
Totvs S.A.	58,900	386,124
		$1,014,749
Telecom Services – 2.0%
Advanced Info Service Public Co. Ltd.	123,600	$1,340,630
Etihad Etisalat Co.	39,945	670,611
LG Uplus Corp.	27,399	293,262
MTN Group Ltd.	17,027	227,657
Operadora de Sites Mexicanos, S.A.B. de C.V. (l)	209,939	202,467
PT Telekom Indonesia	8,727,800	1,479,868
		$4,214,495
Tobacco – 0.2%
ITC Ltd.	130,525	$394,185
Transportation & Logistics – 0.7%
Evergreen Marine Corp. (Taiwan) Ltd.	29,000	$197,187
International Container Terminal Services, Inc.	113,790	1,390,105
		$1,587,292
Travel, Gaming, & Lodging – 0.8%
H World Group Ltd., ADR	37,904	$1,701,511
Utilities – 1.4%
AXIA Energia	191,900	$1,994,493
Companhia de Saneamento Basico do Estado de Sao Paulo	56,741	314,381
Korea Electric Power Corp.	24,444	630,970
Talwandi Sabo Power Ltd. (a)	100,965	41,240
		$2,981,084
Total Common Stocks		$201,764,054
Preferred Stocks – 2.9%
Hardware, Peripherals, & Assembly – 2.0%
Samsung Electronics Co. Ltd.	31,773	$4,269,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.2%
Gerdau S.A.	92,192	$416,135
Non-Global Systemically Important Banks – 0.7%
Banco Bradesco S.A.	431,300	$1,513,318
Total Preferred Stocks		$6,198,884
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.69% (v)	3,123,118	$3,123,430
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	147,588	$147,588

Other Assets, Less Liabilities – (0.0)%		(45,454)
Net Assets – 100.0%		$211,188,502

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,123,430 and
$208,110,526, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$49,524,741	$—	$—	$49,524,741
China	46,231,329	—	—	46,231,329
South Korea	46,163,584	—	—	46,163,584
India	20,519,333	527,349	—	21,046,682
Brazil	10,102,894	—	—	10,102,894
South Africa	5,811,787	—	—	5,811,787
Mexico	3,591,826	—	—	3,591,826
Indonesia	3,051,360	—	—	3,051,360
United Arab Emirates	3,024,023	—	—	3,024,023
Other Countries	16,966,843	2,447,869	0	19,414,712
Investment Companies	3,271,018	—	—	3,271,018
Total	$208,258,738	$2,975,218	$0	$211,233,956
For further information regarding security characteristics, see the Portfolio of Investments. At May 31, 2026, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,284,533	$111,802,858	$109,964,310	$304	$45	$3,123,430

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,327	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Taiwan	23.4%
China	21.9%
South Korea	21.8%
India	10.0%
Brazil	4.8%
South Africa	2.7%
Mexico	1.7%
United States	1.6%
Indonesia	1.4%
Other Countries	10.7%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.